Commitments and Contingencies (Narrative of Loss Contingencies) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
Accrual for contingency loss	$ 900,000	$ 0	$ 0